Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Net income (loss) per share

	Years Ended December 31
	2017			2016
	Net income	Weighted average common shares (000s)	Net income per share	Net loss	Weighted average common shares (000s)	Net loss per share
Net income (loss) - basic	$87,174	234,787	$0.37	$(485,184)	212,298	$(2.29)
Dilutive effect of share awards	—	2,462	—	—	—	—
Net income (loss) - diluted	$87,174	237,249	$0.37	$(485,184)	212,298	$(2.29)